Board of Directors	12 Months Ended
Dec. 31, 2024
Board of Directors
Board of Directors

(G.4) Board of Directors

Executive Board

Memberships on supervisory boards and other comparable governing bodies of enterprises, other than subsidiaries of SAP, on December 31, 2024

Christian Klein

Chief Executive Officer

Strategy & Operations, Corporate Development, Sustainability, Business AI, Compliance, Corporate Communications, Customer Success, Technology & Innovation

Supervisory Board, adidas AG, Herzogenaurach, Germany

Muhammad Alam (from April 1, 2024)

SAP Product Engineering

Global responsibility for all SAP business software applications including product strategy, product management, design, and development

Dominik Asam

Chief Financial Officer

Global Finance & Administration including Legal, Investor Relations, Internal Audit, Data Protection & Export Control, Government Affairs

Supervisory Board, Bertelsmann Management SE and Bertelsmann SE & Co. KGaA, Guetersloh, Germany

Thomas Saueressig

Customer Services & Delivery

Global responsibility for long-term customer value in the cloud including customer services, premium engagements and customer support; cloud infrastructure, cloud operations, cloud lifecycle management, and private cloud delivery

Board of Directors, Nokia Corporation, Espoo, Finland

Gina Vargiu-Breuer (from February 1, 2024)

Chief People Officer, Labor Director

People & Culture

Executive Board Members Who Left During 2024

Scott Russell (until August 31, 2024)

Julia White (until August 31, 2024)

Juergen Mueller (until September 30, 2024)

Supervisory Board

Memberships on supervisory boards and other comparable governing bodies of enterprises, other than subsidiaries of SAP, on December 31, 2024

Dr. h. c. mult. Pekka Ala-Pietilä (from May 15, 2024)[2,6,7]

Chairperson

Chairperson of the Board of Directors of Sanoma Corporation, Helsinki, Finland

Lars Lamadé[1,2,7]

Deputy Chairperson

Head of Global Sponsorships, SAP SE, Walldorf, Germany

Supervisory Board, Rhein-Neckar Loewen GmbH, Kronau, Germany

Jakub Černý (from May 15, 2024)[1,4,5]

Demand Manager, SAP ČR, Prague, Czech Republic

Pascal Demat (from May 15, 2024)[1,5,7]

Solution Advisor HCM, SAP Belgium, Brussels, Belgium

SAP SE Works Council (Europe), Walldorf, Germany

Aicha Evans[2,4,6]

Chief Executive Officer and Member of the Board of Directors, Zoox, Inc., Foster City, CA, United States

Board of Directors, Joby Aviation LLC, Santa Cruz, CA, United States

Andreas Hahn (from May 15, 2024)[1,2,4]

Product Expert, Digital Supply Chain Standards SAP SE, Walldorf, Germany

Chairperson of the SAP SE Works Council (Europe), Walldorf, Germany

Member of the SAP SE Works Council, Walldorf, Germany

Prof. Dr. Ralf Herbrich (from May 15, 2024)[4,5]

Managing Director and Professor for artificial intelligence and sustainability, Hasso Plattner Institute for Digital Engineering gGmbH, Potsdam, Germany

Margret Klein-Magar[1,2,3]

Head of SAP Alumni Relations SAP SE, Walldorf, Germany

Chairperson of the Spokespersons’ Committee of Senior Managers of SAP SE

Jennifer Xin-Zhe Li3, 5

General Partner of Changcheng Investment Partners, Beijing, China

Board of Directors, ABB Ltd., Zurich, Switzerland

Board of Directors, Full Truck Alliance Co. Ltd., Nanjing, Jiangsu, China, and Cayman Islands

Dr. Qi Lu4

CEO, MiraclePlus Ltd., Beijing, China

Board of Directors, Pinduoduo Inc., Shanghai, China

Chairperson of the Board of Directors, Pine Field Holding Limited, Cayman Islands

Chairperson of the Board of Directors, Pine Field Holding Limited, Hong Kong, China

Chairperson of the Board of Directors, Pine Field Ltd., Beijing, China

César Martin (from May 15, 2024)[1,3,4]

SAP EMEA Enterprise Architect, SAP Spain, Madrid, Spain

Chairperson of the SAP Spain Works Council, Madrid, Spain

Member of the SAP SE Works Council (Europe), Walldorf, Germany

Gerhard Oswald[3,4,7]

Managing Director of Oswald Consulting GmbH, Walldorf, Germany

Advisory Board, TSG 1899 Hoffenheim Fußball-Spielbetriebs GmbH, Sinsheim, Germany

Advisory Board, appliedAI Initiative GmbH, Munich, Germany

Dr. Friederike Rotsch2, [3,6,7]

Group General Counsel, Deutsche Bank AG, Frankfurt am Main, Germany

Nicolas Sabatier (from May 15, 2024)[1,2,4]

Chief Product Expert, Sustainability Innovation, SAP France SA, Paris, France

Member of the SAP SE Works Council (Europe), Walldorf, Germany

Secretary of the SAP France Works Council, Paris, France

Dr. Eberhard Schick (from May 15, 2024)[1,3,5]

Chairperson of the SAP SE Works Council, Walldorf, Germany

Nina Straßner (from May 15, 2024)[1,3,5,7]

HRBP Senior Manager, Global Head of People Initiatives, SAP SE, Walldorf, Germany

Dr. Rouven Westphal[2,5,6]

Member of the Executive Board of the Hasso Plattner Foundation, Potsdam, Germany, and Managing Director of the General Partner of HPC Germany GmbH & Co. KG, Potsdam, Germany

Advisory Board, Sharks Sports & Entertainment LLC, San José, CA, United States

Dr. Gunnar Wiedenfels[3,5,6]

Chief Financial Officer, Warner Bros. Discovery, Inc., New York, NY, United States

Board of Directors, OWN LLC, West Hollywood, CA, United States

Board of Directors, Speechagain, Inc., New York, NY, United States

Supervisory Board Members Who Left During 2024

Prof. Dr. h. c. Hasso Plattner (until May 15, 2024)

Manuela Asche-Holstein (until May 15, 2024)

Monika Kovachka-Dimitrova (until May 15, 2024)

Peter Lengler (until May 15, 2024)

Christine Regitz (until May 15, 2024)

Dr. h. c. Punit Renjen (until May 15, 2024)

Heike Steck (until May 15, 2024)

Helmut Stengele (until May 15, 2024)

James Wright (until May 15, 2024)

1 Appointed by the SAP SE Works Council (Europe)
2 Member of the Company’s Personnel and Governance Committee
3 Member of the Company’s Audit and Compliance Committee
4 Member of the Company’s Product and Technology Committee
5 Member of the Company’s Finance and Investment Committee
6 Member of the Company’s Nomination Committee
7 Member of the Company’s Government Security Committee